Fair Value Measurement (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Warrant [Member]
Fair Value Measurement (Details) [Line Items]
External appraiser	$ 165
SAFE [Member]
Fair Value Measurement (Details) [Line Items]
External appraiser	$ 409